ONGOING LITIGATION	12 Months Ended
Dec. 31, 2019
ONGOING LITIGATION
ONGOING LITIGATION

29.  ONGOING LITIGATION

On August 2, 2016, the Partnership, a general partnership jointly owned by the Company and Yamana, was served with a class action lawsuit filed in the Superior Court of Quebec with respect to allegations involving the Canadian Malartic mine. The complaint is in respect of "neighbourhood annoyances" arising from dust, noise, vibrations and blasts at the mine. The plaintiffs sought damages in an unspecified amount as well as punitive damages in the amount of C$20 million. The class action was certified in May 2017. In November 2017, a declaratory judgment was issued allowing the Partnership to settle individually with class members for 2017 under its Good Neighbor Guide (the "Guide"). In September 2018, the Superior Court introduced an annual revision of the ending date of the class action period and a mechanism for the partial exclusion of class members, allowing the residents to individually settle for a specific period (usually a calendar year) and to opt-out from the class action for such specific period. Both of these judgments were confirmed by the Quebec Court of Appeal and the class members continued to have the option to benefit from the Guide. In January 2018, a judgment was rendered in favor of the Partnership, resulting in the removal from the class action of the pre-transaction period, spanning from August 2013 to June 16, 2014, during which the Canadian Malartic mine was not operated by the Partnership. The plaintiff did not seek leave to appeal this decision and rather added new allegations in an attempt to recapture the pre-transaction period. On July 19, 2019, the Court refused to add back the pre-transaction period based on these new allegations.  An application for leave to appeal was filed by the plaintiff.

On August 15, 2016, the Partnership received notice of an application for injunction relating to the Canadian Malartic mine, which had been filed under the Environment Quality Act (Quebec). A hearing related to an interlocutory injunction was completed on March 17, 2017 and a decision of the Superior Court of Quebec dismissed the injunction.

On June 1, 2017, the Partnership was served with an application for judicial review to obtain the annulment of a governmental decree. The Partnership was an impleaded party in the proceedings. The applicant sought to obtain the annulment of a decree authorizing the expansion of the Canadian Malartic mine. Following a hearing on the merits in October 2018, the Superior Court dismissed the judicial review on May 13, 2019 and an application for leave to appeal was filed by the plaintiff on June 20, 2019 and allowed on September 19, 2019.

On October 15, 2019, an agreement in principle was announced by the parties with respect to the class action, the permanent injunction and the judicial review proceedings. A formal settlement agreement was executed on November 11, 2019 and approved by the Court on December 13, 2019.  This agreement includes: (i) the reopening of the 2013 to 2018 compensation periods of the Guide for the benefit of the residents who did not individually settle for these periods under the Guide; (ii) the implementation of a new renovation program for the benefit of property owners in the South sector, whether they are class members or not; (iii) the full and final release of the Partnership for the class action period; (iv) the current compensations under the Guide as a threshold for the three upcoming compensation years (2019 to 2021); and (v) the plaintiff's withdrawal from the injunction and the judicial review proceedings. The Court also approved certain other non-material considerations agreed by the parties before and during the settlement approval hearing held on December 11, 2019. As no appeal was filed, the judgement approving the settlement is definitive and the plaintiff consequently withdrew from the injunction and the judicial review proceedings on January 20, 2020.